Annual Total Returns [BarChart] - LVIP BlackRock US Growth ETF Allocation Managed Risk Fund - Standard Class	May 01, 2021
Bar Chart Table:
2017	13.49%
2018	(2.74%)
2019	18.90%
2020	3.34%